DEFERRED INCOME	9 Months Ended
Sep. 30, 2025
Schedule Of Deferred Income
DEFERRED INCOME

11. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	September 30, 2025	December 31, 2024
Deferred, revenue beginning	$86,681	$107,674
Revenue recognized	(31,871)	(21,852)
Unearned revenues received	169,329	1,744
Foreign exchange	(5,594)	(885)
	$218,545	$86,681
Current portion	$168,637	$18,542
Long term portion	49,908	68,139
	$218,545	$86,681

Deferred revenue of $168,637 as of September 30, 2025 is expected to be recognized as revenue within one year. The remaining is related to a long-term support and maintenance arrangements and will be recognized according to the terms of these arrangements over the next 2.33 years.